FINANCING ARRANGEMENTS (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Debt Disclosure [Abstract]
Schedule of debt

Debt consisted of the following:

	October 1, 2016	January 2, 2016
2016 First Lien Term Loan, with floating interest rates, maturing June 2, 2023, net of original issue discount of $7,359	$1,045,526	$—
2016 First Lien Term Loan, held by related party, net of original issue discount of $294	41,821	—
2012 First Lien Term Loan, net of original issue discount of $2,399	—	894,851
2012 Second Lien Term Loan, net of original issue discount of $2,438	—	340,562
2012 Second Lien Term Loan, held by related party, net of original issue discount of $228	—	31,772
Revolving line of credit, maximum borrowings of $175,000 with floating interest rates, maturing June 2, 2021	—	—
Debt issuance costs	(9,915)	(11,071)
Capitalized lease obligations maturing through fiscal 2018	417	861
Insurance premium financing	—	1,583

Total debt	$1,077,849	$1,258,558
Less: current maturities	$(395)	$(24,721)

	$1,077,454	$1,233,837

Debt consisted of the following:

	January 2, 2016	January 3, 2015
2012 First Lien Term Loan, with floating interest rates, maturing July 10, 2017 net of original issue discount of $2,399 and $3,869 at January 2, 2016 and January 3, 2015, respectively	$894,851	$902,631
2012 Second Lien Term Loan, with floating interest rates, maturing October 10, 2017, net of original issue discount of $2,438 and $3,810 at January 2, 2016 and January 3, 2015, respectively	340,562	339,190
2012 Second Lien Term Loan held by related party, with floating interest rates, maturing October 10, 2017, net of original issue discount of $228 and $356 at January 2, 2016 and January 3, 2015, respectively	31,772	31,644
Revolving line of credit, maximum borrowings of $175,000 in fiscal 2015 and $150,000 in fiscal 2014 with floating interest rates, maturing January 10, 2017	—	28,705
Loan origination fees	(11,071)	(17,695)
Capitalized lease obligations maturing through fiscal 2018	861	992
Insurance premium financing	1,583	2,079

Total debt	1,258,558	1,287,546
Less: current maturities	(24,721)	(11,736)

Long-term debt	$1,233,837	$1,275,810

Schedule of applicable margins related to Net Leverage Ratios

Interest on borrowings under the 2016 First Lien Term Loan varies based on either LIBOR or a bank base rate, plus a margin. In the case of the LIBOR option, interest varies based on either LIBOR or a bank base rate, plus a margin as set forth in the following table:

Total Net Leverage Ratio	LIBOR Loans	Bank Base Rate Loans
Less than or equal to 4.00:1.00	3.50%	2.50%
Greater than 4.00:1.00	3.75%	2.75%

	Applicable Margins
	LIBOR Loans	Bank Base Rate Loans
First Lien Term Loan	4.50%	3.50%
Second Lien Term Loan	8.25%	7.25%

Schedule of maximum borrowing facility

Availability under the ABL Facility was as follows:

	October 1, 2016	January 2, 2016
Borrowing base limitation	$135,446	$130,941
Less: outstanding letters of credit	5,282	5,498
Less: revolving facility balance	—	—

Net availability	$130,164	$125,443

At January 2, 2016 and January 3, 2015, availability under the facility was as follows:

	January 2, 2016	January 3, 2015
Borrowing base limitation	$130,941	$147,104
Less: outstanding letters of credit	5,498	6,953
Less: revolving line of credit advances	—	28,705

Net availability	$125,443	$111,446

Future maturities of total debt

Future maturities of total debt excluding capital leases, were as follows as of January 2, 2016:

Fiscal Year
2016	$24,136
2017	1,249,697

1,273,833
Less: amounts representing interest resulting from amortization of original issue discount	(5,065)

$1,268,768